Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2017 and December 31, 2016:

	2017	2016
Land and buildings	$27,610,855	$25,022,259
Furniture, fixtures and equipment	15,954,422	15,632,170

	43,565,277	40,654,429

Less accumulated depreciation	22,993,726	21,990,345

Total	$20,571,551	$18,664,084